Lease Obligation (Tables)	12 Months Ended
Sep. 30, 2025
Lease obligation
Schedule of lease obligations

Offices
Balance at September 30, 2023	$429,523
Additions	—
Lease payments (including interest)	(197,651)
Interest expense	70,351
Balance at September 30, 2024	$302,223
Additions	1,149,676
Lease payments (including interest)	(172,153)
Interest expense	78,909
Disposal	(55,205)
Balance at September 30, 2025	$1,303,450
Current portion	188,907
Non-current portion	1,114,543
Balance at September 30, 2025	$1,303,450

Schedule of contractual undiscounted cash flows of lease obligations

	September 30,	September 30,
	2025	2024
Less than one year	$169,053	$206,828
One to five years	1,031,576	154,445
Five years and beyond	1,049,591	—
Total	$2,250,220	$361,273